SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Feb. 28, 2019
Partnership agreements and school cooperation agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years
Partnership agreements and school cooperation agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	6 years
Trade name and domain names [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years
Trade name and domain names [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	10 years
Copyrights and teaching materials [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years
Copyrights and teaching materials [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	10 years
Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	4 years
Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	6 years
Licenses [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	2 years
Licenses [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years
other [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	2 years
other [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	6 years
User base and customer relationships | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	1 year
User base and customer relationships | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	7 years